Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Segment information [Abstract]
Statements of Income Information by Segment
Statements of income information by segment are as follows:

	December 31, 2021
(In millions of €)	Project Delivery	Technology, Products & Services	Corporate/non allocable	Total
Revenue	5,132.5	1,301.2	—	6,433.7
EBIT (profit (loss) before financial expenses, net and income tax)	529.2	118.0	(58.1)	589.1

	December 31, 2020
(In millions of €)	Project Delivery	Technology, Products & Services	Corporate/non allocable	Total
Revenue	4,687.9	1,060.6	—	5,748.5
EBIT (profit (loss) before financial expenses, net and income tax)	547.9	62.5	(92.8)	517.6

Statements of Financial Position by Segment
Statements of financial position by segment are as follows:
	December 31, 2021
(In millions of €)	Project Delivery	Technology, Products & Services	Corporate/non allocable	Total
TOTAL ASSETS	2,697.8	1,091.5	4,590.0	8,379.3

	December 31, 2020
(In millions of €)	Project Delivery	Technology, Products & Services	Corporate/non allocable	Total
TOTAL ASSETS	2,813.4	920.3	4,140.2	7,873.9